STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE	$ 30,089	$ 29,856	$ 47,952	$ 49,240	$ 112,947	$ 131,817
COST OF SALES	20,806	11,775	34,481	23,127	85,581	100,478
GROSS PROFIT	9,283	18,081	13,471	26,113	27,366	31,339
OPERATING EXPENSES	49,649	30,317	74,718	55,603	122,331	126,468
DEPRECIATION EXPENSE	29	29	58	58	116	1,369
TOTAL OPERATING EXPENSES	49,678	30,346	74,776	55,661	122,447	127,837
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(40,395)	(12,265)	(61,305)	(29,548)	(95,081)	(96,498)
OTHER EXPENSES
Penalties	(174)	(137)	(314)	(272)	(507)	(467)
Derivative valuation gain	1,871		4,449		(6,133)
Interest expense	(23,429)	(4,535)	(47,839)	(7,974)	(56,227)	(11,512)
TOTAL OTHER EXPENSES	(21,732)	(4,672)	(43,704)	(8,246)	(62,867)	(11,979)
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(62,127)	(16,937)	(105,009)	(37,794)	(157,948)	(108,477)
Provision for income taxes
NET LOSS	$ (62,127)	$ (16,937)	$ (105,009)	$ (37,794)	$ (157,948)	$ (108,477)
BASIC AND DILUTED LOSS PER SHARE
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC	526,525,000	510,000,000	521,229,696	510,000,000	510,000,000	510,000,000
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING DILUTED	526,525,000	510,000,000	521,229,696	510,000,000	510,000,000	510,000,000